Note 20 - Trade Receivables, Prepayments and Other Receivables (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivables, loss allowance	$ 1,619		$ 1,837
Allowance of trade receivables, percentage	4.30%		5.90%
Increase (decrease) due to application of IFRS 9 [member]
Statement Line Items [Line Items]
Total provisions		$ 100